Segment Information	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Segment Information

Note 12 — Segment Information

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker (“CODM”), or group, in deciding how to allocate resources and assess performance.

The Company is a blank check company formed for the purpose of effecting a Business Combination. As of March 31, 2025, the Company had not commenced any operations. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Initial Public Offering, which are held in Trust Account, and non-operating income or expense from the changes in the fair value of warrant liability and Capital Contribution Note, which are not considered measures of financial performance used by the CODM.

The Company’s CODM has been identified as the Chief Executive Officer, who reviews the consolidated operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one operating segment. The CODM does not review assets, which primarily consists of cash held in the Trust Account, in evaluating the results of the Company, and therefore, such information is not presented.

When evaluating the Company’s primary measure of performance and making key decisions, by the CODM, regarding resource allocation, the CODM reviews several key metrics, which include the following:

	For the Three Months Ended
	March 31,
	2025	2024
Professional service fee in connection with Business Combination	$(77,512)	$(405,502)
Franchise tax expense (reversal)	(50,000)	6,338
Other general and administrative expenses and tax expenses	(192,744)	(197,969)
Total operating expenses	$(320,256)	$(597,133)

Income on cash held in Trust Account	$32,099	$342,667

The key measures of segment profit or loss reviewed by our CODM are interest earned on investment in Trust Account and formation and operating expenses. The CODM reviews interest earned on investment in Trust Account to measure and monitor shareholder value and determine the most effective strategy of investment with the Trust Account funds while maintaining compliance with the trust agreement. Within the operating expenses, the CODM specifically reviews professional service fees in connection with the Business Combination, which are a significant segment expense, and include legal fees, and advisory fees, as these represent significant costs affecting the Company’s consummation of the Business Combination. Other operating expenses, including accounting expenses, printing expenses, and regulatory filing fees, are reviewed in aggregate to ensure alignment with budget and contractual obligations. These expenses are monitored to manage and forecast cash available to complete a business combination within the required period.

Note 11 — Segment Information

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the CODM, or group, in deciding how to allocate resources and assess performance.

The Company is a blank check company formed for the purpose of effecting a Business Combination. As of June 30, 2025, the Company had not commenced any operations. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO, which are held in Trust Account, and non-operating income or expense from the changes in the fair value of warrant liability and Capital Contribution Note, which are not considered measures of financial performance used by the CODM.

The Company’s CODM has been identified as the Chief Executive Officer, who reviews the consolidated operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one operating segment. The CODM does not review assets, which primarily consists of cash held in the Trust Account, in evaluating the results of the Company, and therefore, such information is not presented.

When evaluating the Company’s primary measure of performance and making key decisions, by the CODM, regarding resource allocation, the CODM reviews several key metrics, which include the following:

	For the Three Months Ended
	June 30,
	2025	2024
Professional service fee in connection with Business Combination	$(97,816)	$(153,003)
Franchise tax expense	16,400	(50,000)
Other general and administrative expenses and tax expenses	(236,011)	(266,608)
Total operating expenses	$(317,427)	$(469,611)

Income on cash held in Trust Account	$34,237	$344,645

	For the Six Months Ended
	June 30,
	2025	2024
Professional service fee in connection with Business Combination	$(175,328)	$(558,504)
Franchise tax expense	(33,600)	(43,662)
Other general and administrative expenses and tax expenses	(428,755)	(464,578)
Total operating expenses	$(637,683)	$(1,066,744)

Income on cash held in Trust Account	$66,336	$687,312

The key measures of segment profit or loss reviewed by our CODM are interest earned on investment in the Trust Account and the formation and operating expenses. The CODM reviews interest earned on investment in the Trust Account to measure and monitor stockholder value and determine the most effective strategy of investment with the Trust Account funds while maintaining compliance with the trust agreement. Within the operating expenses, the CODM specifically reviews professional service fees in connection with the Business Combination, which are a significant segment expense, and include legal fees, and advisory fees, as these represent significant costs affecting the Company’s consummation of the Business Combination. Other operating expenses, including accounting expenses, printing expenses, and regulatory filing fees, are reviewed in aggregate to ensure alignment with budget and contractual obligations. These expenses are monitored to manage and forecast cash available to complete a business combination within the required period.

NOTE 12. SEGMENT INFORMATION

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker (“CODM”), or group, in deciding how to allocate resources and assess performance.

The Company is a blank check company formed for the purpose of effecting a Business Combination. As of December 31, 2024, the Company had not commenced any operations. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Initial Public Offering, which are held in Trust Account, and non-operating income or expense from the changes in the fair value of warrant liability and Capital Contribution Note, which are not considered measures of financial performance used by the CODM.

The Company’s CODM has been identified as the Chief Executive Officer, who reviews the consolidated operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one operating segment. The CODM does not review assets, which primarily consists of cash held in the Trust Account, in evaluating the results of the Company, and therefore, such information is not presented.

When evaluating the Company’s primary measure of performance and making key decisions, by the CODM, regarding resource allocation, the CODM reviews several key metrics, which include the following:

	For the Year Ended
	December 31,
	2024	2023
Professional service fee in connection with Business Combination	$(803,128)	$(96,800)
Franchise tax expense	(143,662)	(183,956)
Other general and administrative expenses and tax expenses	(766,582)	(895,068)
Total operating expenses	$(1,713,372)	$(1,175,824)

Income on cash and investments held in Trust Account	$1,285,520	$3,090,407

The key measures of segment profit or loss reviewed by our CODM are interest earned on investment in Trust Account and formation and operating expenses. The CODM reviews interest earned on investment in Trust Account to measure and monitor shareholder value and determine the most effective strategy of investment with the Trust Account funds while maintaining compliance with the trust agreement. Within the operating expenses, the CODM specifically reviews professional service fees in connection with the Business Combination, which are a significant segment expense, and include legal fees, and advisory fees, as these represent significant costs affecting the Company’s consummation of the Business Combination. Other operating expenses, including accounting expenses, printing expenses, and regulatory filing fees, are reviewed in aggregate to ensure alignment with budget and contractual obligations. These expenses are monitored to manage and forecast cash available to complete a business combination within the required period.